UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Cadinha & Co., LLC
Address:900 Fort Street Mall
	Suite 1240
	Honolulu, Hawaii 96813

13F File Number:   28-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Neil Rose, CFA
Title:	Chief Investment Officer
Phone:	808-523-9488

Signature, Place, and Date of Signing:

Neil Rose, Honolulu, Hawaii  October 31, 2011

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	243561 x ($1000)

List of Other Included Managers:	0

13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRN.	MGRS.	SOLE	SHARED	NONE
ABBOTT LABORATORIES	COM	002824100	811	15867	SH		SOLE		14427	0	1440
ACCENTURE PLC		COM	G1151C101	1884	35760	SH		SOLE		35560	0	200
ALEXANDER & BALDWIN	COM	014482103	274	7514	SH		SOLE		7514	0	0
AMGEN			COM	031162100	357	6500	SH		SOLE		6500	0	0
APACHE			COM	037411105	397	4950	SH		SOLE		4950	0	0
APPLE COMPUTER		COM	037833100	929	2437	SH		SOLE		2437	0	0
AT&T			COM	00206R102	387	13552	SH		SOLE		13552	0	0
BANK OF HAWAII CORP	COM	062540109	1635	44907	SH		SOLE		44907	0	0
BANK OF NY MELLON CORP	COM	064058100	729	39235	SH		SOLE		39235	0	0
BERKSHIRE HATHAWAY A	COM	084670108	214	2	SH		SOLE		2	0	0
BERKSHIRE HATHAWAY B	COM	084670702	1426	20080	SH		SOLE		20080	0	0
BOEING			COM	097023105	442	7300	SH		SOLE		7300	0	0
BRISTOL-MYERS SQUIBB	COM	110122108	226	7200	SH		SOLE		6700	0	500
C. R. BARD, INC		COM	067383109	10286	117500	SH		SOLE		116700	0	800
CAMPBELL SOUP		COM	134429109	325	10049	SH		SOLE		10049	0	0
CATERPILLAR		COM	149123101	369	5000	SH		SOLE		5000	0	0
CHARLES SCHWAB CORP	COM	808513105	169	15000	SH		SOLE		15000	0	0
CHECK POINT SOFT TECH	COM	M22465104	1667	31600	SH		SOLE		31400	0	200
CHEVRON			COM	166764100	16278	175804	SH		SOLE		174604	0	1200
CLOROX			COM	189054109	478	7200	SH		SOLE		7000	0	200
COCA-COLA		COM	191216100	11198	165744	SH		SOLE		164544	0	1200
COLGATE-PALMOLIVE	COM	194162103	504	5682	SH		SOLE		5682	0	0
CONOCOPHILLIPS		COM	20825C104	969	15301	SH		SOLE		15301	0	0
COSTCO WHOLESALE	COM	22160K105	476	5800	SH		SOLE		5800	0	0
DANAHER CORP		COM	235851102	10751	256340	SH		SOLE		254140	0	2200
DOMINION RESOURCES	COM	25746U109	291	5730	SH		SOLE		5730	0	0
DOW CHEMICAL		COM	260543103	555	24714	SH		SOLE		24714	0	0
DU PONT (E.) DE NEMOURS	COM	263534109	742	18567	SH		SOLE		18567	0	0
DUKE ENERGY		COM	26441C105	226	11300	SH		SOLE		11100	0	200
EXXON MOBIL		COM	30231G102	20083	276513	SH		SOLE		275213	0	1300
FAMILY DOLLAR STORES	COM	307000109	203	4000	SH		SOLE		4000	0	0
FREEPORT MCMORAN COPPER	COM	35671D857	257	8452	SH		SOLE		8452	0	0
GENERAL ELECTRIC	COM	369604103	286	18805	SH		SOLE		18805	0	0
GENERAL MILLS		COM	370334104	511	13280	SH		SOLE		13280	0	0
GLAXOSMITHKLINE PCL-ADR	COM	37733W105	232	5625	SH		SOLE		5625	0	0
GRAINGER (W. W.)	COM	384802104	1615	10800	SH		SOLE		10800	0	0
HEINZ (H. J.)		COM	423074103	467	9250	SH		SOLE		9250	0	0
HERSHEY FOODS		COM	427866108	237	4000	SH		SOLE		4000	0	0
IBM			COM	459200101	1085	6202	SH		SOLE		6202	0	0
ILLINOIS TOOL WORKS	COM	452308109	512	12300	SH		SOLE		12300	0	0
IMPERIAL OIL		COM	453038408	456	12628	SH		SOLE		12628	0	0
INTEL			COM	458140100	5284	247675	SH		SOLE		247675	0	0
INTUITIVE SURGICAL INC.	COM	46120E602	11003	30205	SH		SOLE		30095	0	110
ISHS S&P 500 GR IND	SP500GR	464287309	4973	81205	SH		SOLE		81195	0	10
ISHS S&P 500/BARRA VAL	SP500VL	464287408	3015	58450	SH		SOLE		58440	0	10
JOHNSON & JOHNSON	COM	478160104	4285	67283	SH		SOLE		66483	0	800
KIMBERLY-CLARK		COM	494368103	14436	203300	SH		SOLE		201900	0	1400
LILLY (ELI)		COM	532457108	495	13390	SH		SOLE		13390	0	0
MCCORMICK & CO-N VTG SH	COM	579780206	12144	263090	SH		SOLE		261490	0	1600
MCDONALD'S		COM	580135101	14056	160052	SH		SOLE		159052	0	1000
MERCK			COM	58933y105	369	11270	SH		SOLE		9850	0	1420
MICROSOFT		COM	594918104	276	11084	SH		SOLE		11084	0	0
NESTLE SA ADR		COM	641069406	16645	302086	SH		SOLE		299686	0	2400
NEULION INC F		COM	64128J101	12	51500	SH		SOLE		51500	0	0
OILSANDS QUEST		COM	678046103	3	12600	SH		SOLE		12600	0	0
PEPSICO			COM	713448108	942	15213	SH		SOLE		14913	0	300
PFIZER			COM	717081103	1111	62867	SH		SOLE		62867	0	0
PHILIP MORRIS INTER	COM	718172109	1890	30292	SH		SOLE		29992	0	300
PROCTER & GAMBLE	COM	742718109	23667	374601	SH		SOLE		372101	0	2500
ROYAL DUT SHL PL-ADR A	COM	780259206	735	11950	SH		SOLE		11750	0	200
ROYAL DUT SHL PL-ADR B	COM	780259107	230	3700	SH		SOLE		3700	0	0
SCHLUMBERGER		COM	806857108	303	5066	SH		SOLE		5066	0	0
SPDR CONS STAPLES SEC	SBCOSTP	81369Y308	3775	127260	SH		SOLE		126900	0	360
SPDR TR UNIT SER 1	UNTSER1	78462F103	1052	9294	SH		SOLE		8984	0	310
TORONTO-DOMINION BANK	COM	891160509	206	2900	SH		SOLE		2900	0	0
TYCO INTL		COM	H89128104	448	11001	SH		SOLE		11001	0	0
U.S. BANCORP		COM	902973304	518	22000	SH		SOLE		22000	0	0
UNION PACIFIC		COM	907818108	1519	18600	SH		SOLE		18600	0	0
UNITED TECHNOLOGIES	COM	913017109	288	4100	SH		SOLE		3900	0	200
VERIZON COMMUNICATIONS	COM	92343V104	719	19526	SH		SOLE		19526	0	0
WALGREEN		COM	931422109	13131	399241	SH		SOLE		396841	0	2400
WAL-MART STORES		COM	931142103	13087	252156	SH		SOLE		250356	0	1800
WALT DISNEY		COM	254687106	469	15545	SH		SOLE		15545	0	0
WASTE MANAGEMENT	COM	94106L109	736	22619	SH		SOLE		22619	0	0
WELLS FARGO		COM	949746101	800	33172	SH		SOLE		33172	0	0







